Note 9 - Convertible Debentures (Details Narratives) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 9 - Convertible Debentures Details Narratives
Interest expense pursuant to the amortization	$ 6,000	$ 59,408
Interest expense on convertible debt	155,485	6,405
Discounts on variable conversion feature	$ 113,041	$ 255,500